RBC China Equity Fund Expense Example - RBC China Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	1,821
Expense Example, with Redemption, 5 Years	2,925
Expense Example, with Redemption, 10 Years	5,610
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	1,233
Expense Example, with Redemption, 5 Years	2,349
Expense Example, with Redemption, 10 Years	5,097
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,235
Expense Example, with Redemption, 5 Years	2,357
Expense Example, with Redemption, 10 Years	$ 5,116